Average Annual Total Returns - Ivy Variable Insurance Portfolios Classes - Standard and Service			12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Nomura VIP Growth and Income Series | Russell 1000 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]		17.37%	13.59%	14.59%
Nomura VIP Growth and Income Series | Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			15.91%	11.33%	10.53%
Nomura VIP Growth and Income Series | Standard
Prospectus [Line Items]
Average Annual Return, Percent			29.23%	16.22%	11.96%
Nomura VIP Growth Equity Series | Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			18.56%	15.32%	18.13%
Nomura VIP Growth Equity Series | Russell 1000 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]		17.37%	13.59%	14.59%
Nomura VIP Growth Equity Series | Standard
Prospectus [Line Items]
Average Annual Return, Percent			8.72%	13.67%	15.05%
Nomura VIP Small Cap Value Series | Russell 3000 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[3]		17.15%	13.15%	14.29%
Nomura VIP Small Cap Value Series | Russell 2000 Value Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			12.59%	8.88%	9.27%
Nomura VIP Small Cap Value Series | Standard
Prospectus [Line Items]
Average Annual Return, Percent			8.16%	9.26%	9.15%
Nomura VIP Small Cap Value Series | Service
Prospectus [Line Items]
Average Annual Return, Percent			7.83%	8.93%	8.84%
Nomura VIP Opportunity Series | Russell 2500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			11.91%	7.26%	10.40%
Nomura VIP Opportunity Series | Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[4]		17.15%	13.15%	14.29%
Nomura VIP Opportunity Series | Standard
Prospectus [Line Items]
Average Annual Return, Percent			8.81%	9.04%	9.25%
Nomura VIP Fund for Income Series | ICE BofA US High Yield Constrained Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			8.50%	4.50%	6.44%
Nomura VIP Fund for Income Series | Bloomberg US Aggregate Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			7.30%	(0.36%)	2.01%
Nomura VIP Fund for Income Series | Standard
Prospectus [Line Items]
Average Annual Return, Percent			9.15%	4.20%	5.63%
Nomura VIP Fund for Income Series | Service
Prospectus [Line Items]
Average Annual Return, Percent			8.80%		5.24%
Performance Inception Date		Mar. 31, 2022
Nomura VIP Investment Grade Series | Bloomberg US Corporate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			7.77%	(0.09%)	3.27%
Nomura VIP Investment Grade Series | Bloomberg US Aggregate Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			7.30%	(0.36%)	2.01%
Nomura VIP Investment Grade Series | Standard
Prospectus [Line Items]
Average Annual Return, Percent			6.75%	(0.56%)	2.78%
Nomura VIP Investment Grade Series | Service
Prospectus [Line Items]
Average Annual Return, Percent			6.43%	(0.86%)	1.14%
Performance Inception Date		Oct. 31, 2019
Nomura VIP Limited Duration Bond Series | Bloomberg US Aggregate Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			7.30%	(0.36%)	2.01%
Nomura VIP Limited Duration Bond Series | Bloomberg 1-3 Year US Government/Credit Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			5.35%	1.97%	2.09%
Nomura VIP Limited Duration Bond Series | Standard
Prospectus [Line Items]
Average Annual Return, Percent			5.07%	1.87%	1.89%
Nomura VIP Emerging Markets Series | MSCI Emerging Markets Index (net) (reflects no deduction for fees or expenses)
Prospectus [Line Items]
Average Annual Return, Percent			33.57%	4.20%	8.42%
Nomura VIP Emerging Markets Series | MSCI Emerging Markets Index (gross) (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			34.36%	4.67%	8.86%
Nomura VIP Emerging Markets Series | Standard
Prospectus [Line Items]
Average Annual Return, Percent			81.26%	8.81%	12.17%
Nomura VIP Emerging Markets Series | Service
Prospectus [Line Items]
Average Annual Return, Percent			80.77%	8.48%	11.85%
Nomura VIP Total Return Series | Bloomberg US Aggregate Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			7.30%	(0.36%)	2.01%
Nomura VIP Total Return Series | 60% S&P 500 Index/40% Bloomberg US Aggregate Index (reflects no deduction for fees, expenses, or taxes
Prospectus [Line Items]
Average Annual Return, Percent			13.70%	8.47%	9.78%
Nomura VIP Total Return Series | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			17.88%	14.42%	14.82%
Nomura VIP Total Return Series | Standard
Prospectus [Line Items]
Average Annual Return, Percent			12.97%	7.97%	6.83%
Nomura VIP Total Return Series | Service
Prospectus [Line Items]
Average Annual Return, Percent			12.62%	7.64%	6.86%
Performance Inception Date		Oct. 31, 2019

[1]
Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

[2]
Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

[3]
Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

[4]
Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.